COSTS AND EXPENSES BY NATURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Maintenance cost amount	$ 463,306	$ 351,701